FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 871	$ 771
Financial liabilities	5,745	6,038
Carrying amount | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	5,536	5,738
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	0	3
Carrying amount | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	209	297
Carrying amount | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	612	559
Carrying amount | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	258	209
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	1	3
Estimated fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	871	771
Financial liabilities	7,063	6,483
Estimated fair value | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	6,854	6,183
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	0	3
Estimated fair value | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	209	297
Estimated fair value | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	612	559
Estimated fair value | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	258	209
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 1	$ 3